Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Subscribed capital	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Reserves	Retained earnings (accumulated deficit)	Accumulated other comprehensive income (loss)	Contribution from Parent	Noncontrolling interest
Beginning balance at Dec. 31, 2013	€ 684,407	€ 38			€ 700,105	€ (66,933)	€ 0	€ 51,197
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss), excluding portion attributable to redeemable noncontrolling interest	(23,096)					(23,096)
Other comprehensive loss (net of tax)	0
Contribution from Parent	1,506							1,506
Share-based compensation expense	1,751				1,751
Ending balance at Dec. 31, 2014	664,568	38			701,856	(90,029)	0	52,703
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss), excluding portion attributable to redeemable noncontrolling interest	(39,127)					(39,127)
Other comprehensive loss (net of tax)	(12)						(12)
Adjustment to the fair value of redeemable noncontrolling interests	(239)				(239)
Issue of subscribed capital, options granted	10	10
Contribution from Parent	2,826							2,826
Share-based compensation expense	(5,746)				(5,746)
Ending balance at Dec. 31, 2015	622,280	48			695,871	(129,156)	(12)	55,529	€ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive loss (net of tax)	33						33
Settlement of options exercised	4,930	1			4,929
Adjustment to the fair value of redeemable noncontrolling interests	(995)				(995)
Contribution from Parent	4,185							4,185
Corporate reorganization	0	(49)	€ 552	€ 125,405	(344,914)				219,006
Dividends to noncontrolling interest holder	(170)				(170)
Issuance of common stock	202,921		1,250		201,671
Changes in ownership of noncontrolling interests	0				19,478				(19,478)
Reclassification of option liability to reserves	4,893				4,893
Changes in ownership of redeemable noncontrolling interests	980				980
Ending balance at Dec. 31, 2016	€ 854,071	€ 0	€ 1,802	€ 125,405	€ 584,667	€ (179,837)	€ 21	€ 122,200	€ 199,813